N-4	Dec. 06, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Dec. 06, 2024
Amendment Flag	false
Item 10. Benefits Available (N-4) [Text Block]
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.60%	1.60%
Protected Annual Income Rates for Lincoln ProtectedPay Select Core®
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	3.00%	59 – 64	3.00%
65 – 69	3.00%	65 – 69	3.00%
70 – 74	3.00%	70 – 74	3.00%
75 – 79	3.00%	75 – 79	3.00%
80+	3.00%	80+	3.00%

i4LIFE® Advantage Guaranteed Income Benefit Charge Rate
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln ProtectedPay Select Core®	Single Life	Joint Life
Current Initial Annual Charge	1.60%	1.60%
Guaranteed Income Benefit Percentages

The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	3.00%	Under 40	3.00%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.00%	59 – 64	3.00%
65 – 69	3.00%	65 – 69	3.00%
70 – 74	3.00%	70 – 74	3.00%
75 – 79	3.00%	75 – 79	3.00%
80+	3.00%	80+	3.00%

Living Benefit Riders - Lincoln ProtectedPay Secure Core®. For Lincoln ProtectedPay® riders elected on and after February 18, 2025:

●	The name of the rider option is changed to Lincoln ProtectedPay Select Core® throughout your prospectus.

●	Lincoln ProtectedPay Select Core® is available for election on all new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts.

●	The current protected lifetime income fee rate and the Protected Annual Income rates for new rider elections are disclosed in a Rate Sheet. The Rate Sheet indicates the current rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time in our sole discretion and may be higher or lower than the charge rate on the previous Rate Sheet.

i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect Lincoln ProtectedPay Select Core® may decide to later transition to i4LIFE® Advantage Select Guaranteed Income Benefit.

Fees and Costs of Benefit [Text Block]
Protected Annual Income Rates for Lincoln ProtectedPay Select Core®
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	3.00%	59 – 64	3.00%
65 – 69	3.00%	65 – 69	3.00%
70 – 74	3.00%	70 – 74	3.00%
75 – 79	3.00%	75 – 79	3.00%
80+	3.00%	80+	3.00%
Guaranteed Income Benefit Percentages

The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	3.00%	Under 40	3.00%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.00%	59 – 64	3.00%
65 – 69	3.00%	65 – 69	3.00%
70 – 74	3.00%	70 – 74	3.00%
75 – 79	3.00%	75 – 79	3.00%
80+	3.00%	80+	3.00%

Item 17. Portfolio Companies (N-4) [Text Block]

Appendix B – Investment Requirements. Contractowners who elect Lincoln ProtectedPay Select Core® will be required to adhere to Investment Requirements. Under the current Investment Requirements for Lincoln ProtectedPay Select Core®, you must allocate your Contract Value as follows:

Group 1
Investments must be at least 20% of Contract Value
LVIP American Century Inflation Protection Fund	LVIP Macquarie Limited-Term Diversified Income Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP PIMCO Low Duration Bond Fund
LVIP Macquarie Bond Fund	LVIP SSGA Bond Index Fund
LVIP Macquarie Diversified Floating Rate Fund	LVIP SSGA Short-Term Bond Index Fund
LVIP Macquarie Diversified Income Fund	LVIP Vanguard Bond Allocation Fund

Group 2
Investments cannot exceed 80% of Contract Value
AB VPS Discovery Value Portfolio	LVIP JPMorgan High Yield Fund
American Funds Global Growth Fund	LVIP JPMorgan Mid Cap Yield Fund
American Funds Growth Fund	LVIP JPMorgan Small Cap Core Fund
American Funds Growth-Income Fund	LVIP JPMorgan U.S. Equity Fund
American Funds International Fund	LVIP Macquarie High Yield Fund

Fidelity® VIP Balanced Portfolio	LVIP Macquarie Mid Cap Value Fund
Fidelity® VIP Contrafund® Portfolio	LVIP Macquarie SMID Cap Core Fund
Fidelity® VIP Mid Cap Portfolio	LVIP Macquarie Social Awareness Fund
First Trust Capital Strength Portfolio	LVIP Macquarie U.S. Growth Fund
First Trust Growth Strength Portfolio	LVIP Macquarie Value Fund
First Trust International Developed Capital Strength Portfolio	LVIP MFS International Growth Fund
Franklin Allocation VIP Fund	LVIP MFS Value Fund
Franklin Income VIP Fund	LVIP Mondrian International Value Fund
Franklin Mutual Shares VIP Fund	LVIP SSGA Conservative Index Allocation Fund
Goldman Sachs VIT Large Cap Value Fund	LVIP SSGA International Index Allocation Fund
Invesco V.I. EQV International Equity Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP AllianceBernstein Large Cap Growth Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP American Century Balanced Fund	LVIP SSGA S&P 500 Index Allocation Fund
LVIP American Century Capital Appreciation Fund	LVIP SSGA Small-Cap Index Fund
LVIP American Century Disciplined Core Value Fund	LVIP Structured Conservative Allocation Fund
LVIP American Century International Fund	LVIP Structured Moderate Allocation Fund
LVIP American Century Mid Cap Value Fund	LVIP Structured Moderately Aggressive Allocation Fund
LVIP American Century Ultra Fund	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP American Century Value Fund	LVIP Vanguard Domestic Equity ETF Fund
LVIP Baron Growth Opportunities Fund	LVIP Vanguard International Equity ETF Fund
LVIP BlackRock Global Allocation Fund	LVIP Wellington SMID Cap Value Fund
LVIP Channing Small Cap Value Fund	Macquarie VIP Small Cap Value Series
LVIP Franklin Templeton Multi-Factor International Equity Fund	MFS® VIT Growth Series
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	MFS® VIT Total Return Series
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	Putnam VT Large Cap Value Fund
LVIP Government Money Market Fund

The fixed account is only available for dollar cost averaging.

As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

Fidelity® VIP Balanced Portfolio	LVIP SSGA Bond Index Fund
Franklin Allocation VIP Fund	LVIP SSGA Conservative Index Allocation Fund
LVIP American Century Balanced Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP American Century Inflation Protection Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP BlackRock Global Allocation Fund	LVIP SSGA Short-Term Bond Index Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP Structured Conservative Allocation Fund
LVIP Macquarie Bond Fund	LVIP Structured Moderate Allocation Fund
LVIP Macquarie Diversified Floating Rate Fund	LVIP Structured Moderately Aggressive Allocation Fund
LVIP Macquarie Diversified Income Fund	LVIP Vanguard Bond Allocation Fund
LVIP Macquarie Limited-Term Diversified Income Fund	MFS® VIT Total Return Series
LVIP PIMCO Low Duration Bond Fund

Some Portfolio Companies not Available for All Benefits [Text Block]

Appendix B – Investment Requirements. Contractowners who elect Lincoln ProtectedPay Select Core® will be required to adhere to Investment Requirements. Under the current Investment Requirements for Lincoln ProtectedPay Select Core®, you must allocate your Contract Value as follows:

Group 1
Investments must be at least 20% of Contract Value
LVIP American Century Inflation Protection Fund	LVIP Macquarie Limited-Term Diversified Income Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP PIMCO Low Duration Bond Fund
LVIP Macquarie Bond Fund	LVIP SSGA Bond Index Fund
LVIP Macquarie Diversified Floating Rate Fund	LVIP SSGA Short-Term Bond Index Fund
LVIP Macquarie Diversified Income Fund	LVIP Vanguard Bond Allocation Fund

Group 2
Investments cannot exceed 80% of Contract Value
AB VPS Discovery Value Portfolio	LVIP JPMorgan High Yield Fund
American Funds Global Growth Fund	LVIP JPMorgan Mid Cap Yield Fund
American Funds Growth Fund	LVIP JPMorgan Small Cap Core Fund
American Funds Growth-Income Fund	LVIP JPMorgan U.S. Equity Fund
American Funds International Fund	LVIP Macquarie High Yield Fund

Fidelity® VIP Balanced Portfolio	LVIP Macquarie Mid Cap Value Fund
Fidelity® VIP Contrafund® Portfolio	LVIP Macquarie SMID Cap Core Fund
Fidelity® VIP Mid Cap Portfolio	LVIP Macquarie Social Awareness Fund
First Trust Capital Strength Portfolio	LVIP Macquarie U.S. Growth Fund
First Trust Growth Strength Portfolio	LVIP Macquarie Value Fund
First Trust International Developed Capital Strength Portfolio	LVIP MFS International Growth Fund
Franklin Allocation VIP Fund	LVIP MFS Value Fund
Franklin Income VIP Fund	LVIP Mondrian International Value Fund
Franklin Mutual Shares VIP Fund	LVIP SSGA Conservative Index Allocation Fund
Goldman Sachs VIT Large Cap Value Fund	LVIP SSGA International Index Allocation Fund
Invesco V.I. EQV International Equity Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP AllianceBernstein Large Cap Growth Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP American Century Balanced Fund	LVIP SSGA S&P 500 Index Allocation Fund
LVIP American Century Capital Appreciation Fund	LVIP SSGA Small-Cap Index Fund
LVIP American Century Disciplined Core Value Fund	LVIP Structured Conservative Allocation Fund
LVIP American Century International Fund	LVIP Structured Moderate Allocation Fund
LVIP American Century Mid Cap Value Fund	LVIP Structured Moderately Aggressive Allocation Fund
LVIP American Century Ultra Fund	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP American Century Value Fund	LVIP Vanguard Domestic Equity ETF Fund
LVIP Baron Growth Opportunities Fund	LVIP Vanguard International Equity ETF Fund
LVIP BlackRock Global Allocation Fund	LVIP Wellington SMID Cap Value Fund
LVIP Channing Small Cap Value Fund	Macquarie VIP Small Cap Value Series
LVIP Franklin Templeton Multi-Factor International Equity Fund	MFS® VIT Growth Series
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	MFS® VIT Total Return Series
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	Putnam VT Large Cap Value Fund
LVIP Government Money Market Fund

The fixed account is only available for dollar cost averaging.

As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

Fidelity® VIP Balanced Portfolio	LVIP SSGA Bond Index Fund
Franklin Allocation VIP Fund	LVIP SSGA Conservative Index Allocation Fund
LVIP American Century Balanced Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP American Century Inflation Protection Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP BlackRock Global Allocation Fund	LVIP SSGA Short-Term Bond Index Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP Structured Conservative Allocation Fund
LVIP Macquarie Bond Fund	LVIP Structured Moderate Allocation Fund
LVIP Macquarie Diversified Floating Rate Fund	LVIP Structured Moderately Aggressive Allocation Fund
LVIP Macquarie Diversified Income Fund	LVIP Vanguard Bond Allocation Fund
LVIP Macquarie Limited-Term Diversified Income Fund	MFS® VIT Total Return Series
LVIP PIMCO Low Duration Bond Fund

Lincoln ProtectedPay Secure Core® [Member]
Prospectus:
Operation of Benefit [Text Block]
●	The name of the rider option is changed to Lincoln ProtectedPay Select Core® throughout your prospectus.
●	Lincoln ProtectedPay Select Core® is available for election on all new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts.
●	The current protected lifetime income fee rate and the Protected Annual Income rates for new rider elections are disclosed in a Rate Sheet. The Rate Sheet indicates the current rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time in our sole discretion and may be higher or lower than the charge rate on the previous Rate Sheet.

Protected Lifetime Income Joint Life [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Protected Lifetime Income Single Life [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
i4LIFE® Advantage Select Guaranteed Income Benefit Joint Life [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
i4LIFE® Advantage Select Guaranteed Income Benefit Single Life [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%